Consolidating Financial Statements (details) - Consolidated Statement of Comprehensive Income (Loss) (Unaudited) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Consolidating Statement of Comprehensive Income (Loss)
Net income	$ 683	$ 925	$ 1,735	$ 1,821
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income	518	(1,790)	1,055	(2,166)
Changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income	1	(5)	3	4
Net changes in benefit plan assets and obligations	15	26	30	54
Net changes in unrealized foreign currency translation	97	(73)	54	(169)
Other comprehensive income (loss) before income taxes	631	(1,842)	1,142	(2,277)
Income tax expense (benefit)	196	(636)	390	(761)
Other comprehensive income (loss), net of taxes, before other comprehensive income (loss) of subsidiaries	435	(1,206)	752	(1,516)
Other comprehensive income (loss), net of taxes	435	(1,206)	752	(1,516)
Comprehensive income (loss)	1,118	(281)	2,487	305
Reportable Legal Entities [Member] | TPC [Member]
Consolidating Statement of Comprehensive Income (Loss)
Net income	526	742	1,309	1,392
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income	359	(1,282)	750	(1,597)
Changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income	2	(2)	9	5
Net changes in benefit plan assets and obligations				1
Net changes in unrealized foreign currency translation	51	(51)	26	(61)
Other comprehensive income (loss) before income taxes	412	(1,335)	785	(1,652)
Income tax expense (benefit)	129	(462)	272	(570)
Other comprehensive income (loss), net of taxes, before other comprehensive income (loss) of subsidiaries	283	(873)	513	(1,082)
Other comprehensive income (loss), net of taxes	283	(873)	513	(1,082)
Comprehensive income (loss)	809	(131)	1,822	310
Reportable Legal Entities [Member] | Other Subsidiaries [Member]
Consolidating Statement of Comprehensive Income (Loss)
Net income	211	231	532	524
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income	155	(509)	301	(576)
Changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income	(1)	(3)	(6)	(1)
Net changes in benefit plan assets and obligations		1		3
Net changes in unrealized foreign currency translation	46	(22)	28	(108)
Other comprehensive income (loss) before income taxes	200	(533)	323	(682)
Income tax expense (benefit)	61	(183)	106	(211)
Other comprehensive income (loss), net of taxes, before other comprehensive income (loss) of subsidiaries	139	(350)	217	(471)
Other comprehensive income (loss), net of taxes	139	(350)	217	(471)
Comprehensive income (loss)	350	(119)	749	53
Reportable Legal Entities [Member] | Travelers [Member]
Consolidating Statement of Comprehensive Income (Loss)
Net income	683	925	1,735	1,821
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income	4	1	4	7
Net changes in benefit plan assets and obligations	15	25	30	50
Other comprehensive income (loss) before income taxes	19	26	34	57
Income tax expense (benefit)	6	9	12	20
Other comprehensive income (loss), net of taxes, before other comprehensive income (loss) of subsidiaries	13	17	22	37
Other comprehensive income (loss) of subsidiaries	422	(1,223)	730	(1,553)
Other comprehensive income (loss), net of taxes	435	(1,206)	752	(1,516)
Comprehensive income (loss)	1,118	(281)	2,487	305
Eliminations [Member]
Consolidating Statement of Comprehensive Income (Loss)
Net income	(737)	(973)	(1,841)	(1,916)
Other comprehensive income (loss) of subsidiaries	(422)	1,223	(730)	1,553
Other comprehensive income (loss), net of taxes	(422)	1,223	(730)	1,553
Comprehensive income (loss)	$ (1,159)	$ 250	$ (2,571)	$ (363)